Capital Lease Obligations	12 Months Ended
Apr. 30, 2012
Capital Lease Obligations [Abstract]
Capital Lease Obligations [Text Block]

8.     Capital Lease Obligations

The Company entered into capital leases for items of machinery. The Company has the option to purchase the leased machineries at prices that are expected to be sufficiently lower than the fair values of the leased assets at the end of the lease. The lease terms are for 4 to 5 years.

The Company recorded these equipments at the present value of the total lease payments using discount rates ranging from 5.46% to 6.77% and 4.47% to 6.31% as of April 30, 2011 and 2012.

Future minimum lease payments under these leases are as follows:

	April 30,	April 30,
	2011	2012
	HK$	HK$

Year ended April 30, 2012	5,463	306
Years ending April 30, 2013	307	-
	5,770	306
Less: Imputed interest	156	3
	5,614	303
Less: Current portion of capital lease obligations	5,311	303
Non-current portion of capital lease obligations	303	-

The Company recorded interest expense of HK$1,631, HK$609 and HK$153 for the years ended April 30, 2010, 2011 and 2012, respectively.